Supplemental Financial Information (Supplemental Financial Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2018
Supplemental Financial Information [Line Items]
Unbilled revenue	$ 15.2		$ 15.2		$ 16.8	$ 18.0
Customer receivables	51.1		51.1		55.8	45.2
Amounts due from partners in jointly owned stations	0.2		0.2		0.0
Due from PJM transmission settlement	2.4		2.4		16.5	0.0		$ 41.6
Other	1.3		1.3		2.3	2.5
Provision for uncollectible accounts	(0.4)		(0.4)		(0.9)	(1.1)
Total accounts receivable, net	69.8		69.8		90.5	64.6
Fuel and Limestone	3.0		3.0		1.9	4.1
Plant materials and supplies	10.0		10.0		8.3	8.1
Other	0.0		0.0		0.5	0.5
Total inventories, at average cost	13.0		13.0		10.7	12.7
Assets held for sale - current	8.3		8.3		8.7	315.6
Gain (Loss) on Disposition of Business					(11.7)	0.0	$ 0.0
Gain (Loss) on Sale of Assets and Asset Impairment Charges			0.9	$ (0.6)	(2.0)	16.1	(0.1)
Impairment of Long-Lived Assets Held-for-use			0.0	2.8	$ 2.8	$ 0.0	$ 23.9
Other Operating Income (Expense), Net	0.0	$ (1.6)	(0.9)	(14.6)
Other Operating Income (Expense) [Member]
Supplemental Financial Information [Line Items]
Gain (Loss) on Disposition of Business	0.0	0.0	0.0	11.7
Impairment of Long-Lived Assets Held-for-use	0.0	1.6	0.0	2.8
Other Cost and Expense, Operating	0.0	0.0	(0.9)	(0.1)
Other Operating Income (Expense), Net	$ 0.0	$ (1.6)	$ (0.9)	$ (14.6)